Capitalized Acquisition Costs, Net (Tables)	6 Months Ended
Jun. 30, 2020
Capitalized Acquisition Costs Net [Abstract]
Summary of Estimated Future Amortization Expense for Capitalized Acquisition Costs	As of June 30, 2020, the estimated future amortization expense for capitalized acquisition costs is as follows:

2020 (remaining six months)	$7.7
2021	12.6
2022	7.7
2023	1.3

Total	$29.3